EARNINGS PER SHARE - Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Net income available to common shareholders for basic and diluted earnings per share	$ 11,889	$ 7,792
Weighted average number of common shares outstanding - basic	13,665,593	14,321,186
Effect of dilutive securities	146,473	90,817
Weighted average number of common shares outstanding - diluted	13,812,066	14,412,003
Earnings per share - reported
Basic	$ 0.87	$ 0.54
Diluted	$ 0.86	$ 0.54